Financial liabilities - Heights convertible notes (Details) € / shares in Units, € in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 30, 2025 EUR (€) note € / shares shares	Sep. 30, 2025 EUR (€)	Sep. 30, 2024 EUR (€)	Sep. 30, 2025 EUR (€) scenario shares	Sep. 30, 2024 EUR (€)	Dec. 31, 2024 EUR (€) € / shares	Jul. 23, 2025 note
Disclosure of detailed information about borrowings [line items]
Day-one gain on recognition of financial liabilities		€ 1,262	€ 147	€ 1,557	€ 442
Number of ordinary shares issued (in shares) | shares				14,482,230
Volatility
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities						1.00%
Ordinary share price (in euro per share)
Disclosure of detailed information about borrowings [line items]
Amount of reasonably possible increase in unobservable input, liabilities | € / shares						€ 1
Risk-free rate
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities						1.00%
Held to maturity scenario probability
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities						10.00%
Heights convertible notes, tranche A
Disclosure of detailed information about borrowings [line items]
Number of probability-weighted scenarios | scenario				2
Notional amount						€ 35,000
Heights convertible notes, tranche A | Volatility
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets						2
Heights convertible notes, tranche A | Ordinary share price (in euro per share)
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets						39
Heights convertible notes, tranche A | Risk-free rate
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets						(219)
Heights convertible notes, tranche A | Held to maturity scenario probability
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets						€ (631)
Heights convertible notes
Disclosure of detailed information about borrowings [line items]
Day-one gain on recognition of financial liabilities	€ 1,262			€ 2,359
Number of convertible notes converted | note	200						150
Notional amount	€ 21,900
Number of ordinary shares issued (in shares) | shares	920,377
Conversion of Kreos OCABSA and heights notes	€ 53,921			€ 53,921
Heights convertible notes | Ordinary shares
Disclosure of detailed information about borrowings [line items]
Borrowings, fixed conversion price (euro per share) | € / shares	€ 23.7674